Intangible Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Intangible Assets [Line Items]
Amortized over defined useful life	5 years
Weighted average amortization rate	20.00%
Commercial rights from the transaction (in Brazil Real)		R$ 3,130	R$ 798
Discount rate applied to cash flow projections	13.82%			11.34%
Growth rate applied to cash flow projections	4.19%			4.00%